UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):[ ]is a restatement.
				 [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name: Gareth Morgan Investments Limited Partnership
Address: Level 10, 109 Featherston Street, Wellington 6011, New Zealand

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan Clark
Title: Senior Business Analyst
Phone: + 64 9 4427645

Signature, Place, and Date of Signing:

/s/ Stephan Clark	Auckland, New Zealand	December 6, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:23

Form 13F Information Table Value Total:$274,276(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


				FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000)PRN AMT PRN CALL DSCRETN MANAGERS SOLE     SHARED  NONE
---------------------------  --------------- --------  ------- ------- --- ---- ------- -------- -------- ----- -----
VANGUARD INTL EQUITY F       MSCI EMR MKT ETF922042858   37208   765274 SH        SOLE               765274
JOHNSON & JOHNSON            COM             478160104    3004    45165 SH        SOLE                45165
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209    3226   120732 SH        SOLE               120732
APPLE INC                    COM             037833100   14041    41830 SH        SOLE                41830
ACCENTURE PLC IRELAND        SHS CLASS A     G1151C101    9282   153631 SH        SOLE               153631
BLACKROCK INC                COM             09247X101   10694    55755 SH        SOLE                55755
DISNEY WALT CO               COM DISNEY      254687106    8505   217847 SH        SOLE               217847
SPDR GOLD TRUST              GOLD SHS        78463V107   36467   249770 SH        SOLE               249770
GOOGLE INC                   CL A            38259P508   12796    25269 SH        SOLE                25269
HOME DEPOT INC               COM             437076102    8741   241337 SH        SOLE               241337
ISHARES GOLD TRUST           ISHARES         464285105    4242   289744 SH        SOLE               289744
JPMORGAN CHASE & CO          COM             46625H100   10704   261449 SH        SOLE               261449
COCA COLA CO                 COM             191216100    8256   122694 SH        SOLE               122694
MCDONALDS CORP               COM             580135101    8983   106535 SH        SOLE               106535
NOVARTIS A G                 SPONSORED ADR   66987V109    8672   141905 SH        SOLE               141905
PEPSICO INC                  COM             713448108    6330    89879 SH        SOLE                89879
PROCTER & GAMBLE CO          COM             742718109    7890   124112 SH        SOLE               124112
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259206   11650   163787 SH        SOLE               163787
STANLEY BLACK & DECKER INC   COM             854502101    7908   109754 SH        SOLE               109754
VISA INC                     COM CL A        92826C839    7634    90599 SH        SOLE                90599
VALE S A                     ADR             91912E105    9032   282691 SH        SOLE               282691
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506   30242   401353 SH        SOLE               401353
YUM BRANDS INC               COM             988498101    8769   158737 SH        SOLE               158737

